Expense Example {- Fidelity Value Discovery K6 Fund} - 07.31 Fidelity Value Discovery K6 Fund PRO-05 - Fidelity Value Discovery K6 Fund - Fidelity Value Discovery K6 Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567